Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	March 31, 2023	March 31, 2022
Trade and other payables	$456,589	$225,798
Accrued liabilities	1,977,816	37,000
Totals	$2,434,405	$262,798